Commitments and Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 75,000	$ 104,000	$ 148,000	$ 149,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months			145,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	35,000
Operating Leases, Future Minimum Payments, Due in Two Years	91,000		91,000
Operating Leases, Future Minimum Payments, Due in Three Years	77,000		77,000
Texas Railroad Commission [Member]
Commitments and Contingencies Disclosure [Line Items]
Letters of Credit Outstanding, Amount	$ 50,000		$ 50,000